Goodwill and Intangible Assets - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Fiscal 2014	$ 223
Fiscal 2015	222
Fiscal 2016	216
Fiscal 2017	213
Fiscal 2018	$ 209